Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial statement amounts and balances of the VIEs
The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Cash and cash equivalents	577,710,921	189,362,884
Restricted cash	11,242,719	10,702,719
Short-term bank deposits	860,000,000	820,000,000
Accounts receivable, net	187,884,372	179,040,751
Prepayments	63,119,815	62,633,147
Amounts due from related parties	8,464,978	36,878,846
Other current assets	157,178,414	293,554,059
Property and equipment, net	15,236,373	7,688,346
Long-term bank deposits	100,000,000	100,000,000
Intangible assets, net	102,837,070	124,765,811
Right-of-use assets	32,361,695	60,036,918
Investments	310,111,384	252,607,366
Other non-current assets	4,766,301	59,613,379

Total Assets	2,430,914,042	2,196,884,226

LIABILITIES
Accounts payable	868,771,872	851,736,160
Advances from customers	9,700,361	7,473,644
Deferred revenue	225,282,265	216,715,786
Accrued expenses and other current liabilities	208,531,141	255,957,711
Amounts due to related parties	215,467,131	283,757,603
Lease liabilities	30,212,470	57,164,354

Total Liabilities	1,557,965,240	1,672,805,258

Schedule of property and equipment, net estimated useful lives
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	5 years
Motor vehicles	5 years
Gains and losses from disposals of property and equipment are included in other operating income or expense in the consolidated statements of comprehensive income (loss).

Schedule of intangible assets, net estimated useful lives
Intangible assets are recorded at the cost to acquire these assets less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives. License for Online Transmission of Audio/Video Programs is determined to have an infinite useful life and is not subject to amortization, as such license is renewable every three years and can be renewed indefinitely.

Brand name	10 years
Agency contract rights	Over the shorter of the contract period or expected useful lives
License for Online Transmission of Audio/Video Programs	Infinite life
Platform	5 years
Software	3 - 5 years
Licensed copyrights of content	1 - 2 years
Others	3 - 10 years

Schedule of disaggregation of revenue
The following table disaggregates the Group’s revenue by major type of services for the years ended December 31, 2019, 2020 and 2021:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Live streaming	6,617,291,032	8,852,225,839	8,596,599,175
Advertisement	513,265,806	645,227,128	464,866,153
Other	152,673,415	104,420,970	103,865,432

Total	7,283,230,253	9,601,873,937	9,165,330,760

Schedule Of Movement In Accounts Receivable,Advances From Customers And Deferred Revenue

	Accounts receivable	Advances from customers	Deferred revenue
	RMB	RMB	RMB
Opening Balance as of January 1, 2020	188,099,873	17,134,532	182,819,528
Increase (decrease), net	11,644,256	(6,223,543)	46,882,250

Ending Balance as of December 31, 2020	199,744,129	10,910,989	229,701,778
Decrease, net	(8,355,601)	(3,434,987)	(6,597,447)

Ending Balance as of December 31, 2021	191,388,528	7,476,002	223,104,331

Schedules of Concentration of Risk, by Risk Factor
	Years ended December 31,
	2019		2020		2021
	RMB	%	RMB	%	RMB	%
Company A	—	—	26,245,483	5%	142,715,543	15%